Fair Value and Fair Value Hierarchy of Financial Instruments - Summary of Significant Unobservable Inputs to the Valuation of Financial Instruments Together with a Quantitative Sensitivity Analysis (Detail)
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Valuation technique	Valuation multiples
Significant unobservable input	Discount for lack of marketability
Sensitivity of fair value to the input	1% (December 31, 2020: 1%) increase/decrease in multiple would result in increase/ decrease in fair value by RMB 3 million (December 31, 2020: RMB 5 million)
Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Range	20.00%	20.00%
Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Range		35.00%